Related parties (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		$ 594,409	$ 453,070
Balances payable to related parties [Abstract]
Total accounts payable, short term		3,446	4,014
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		116,740	121,995
Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions		376,235	294,998
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[1]	462,304	401,211
Balances payable to related parties [Abstract]
Amounts payable to related parties		0	367
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[2]	16,352	10,760
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[3]	14,319	5,022
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties		2,883	3,086
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties		402	561
Freeport Cobalt OY [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties		161	0
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	[4]	$ 101,434	$ 36,077

[1]	Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.
[2]	The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021. Terms of the contract are reviewed annually.
[3]	The Company has a new long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under a delivery type known as CIF (cost, insurance and freight) from February 1, 2020, through January 31, 2022.
[4]	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).